CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 15,069,942	$ 28,106,671
Prepaid expenses and other current assets	1,453,331	706,415
Total Current Assets	16,523,273	28,813,086
Restricted cash	521,408	142,235
Property and equipment, net	38,698	55,898
Patent acquisition costs, net	36,167	39,124
Total Assets	17,119,546	29,050,343
Current Liabilities:
Accounts payable	2,001,802	1,971,161
Accrued expenses	3,989,429	4,795,873
Liabilities related to options and warrants	2,288,361	5,081,335
Total Current Liabilities	8,279,592	11,848,369
Other long-term liability	213,204	48,003
Total liabilities	8,492,796	11,896,372
Commitments and Contingencies
Shareholders' Equity:
Share capital of GBP .01 par value Authorized: 10,000,000,000 ordinary shares; issued and outstanding: 1,525,693,393 at June 30, 2018 and December 31, 2017, respectively	22,927,534	22,927,534
Additional paid-in capital	105,627,489	104,799,550
Accumulated other comprehensive loss	(230,635)	(236,246)
Accumulated deficit	(119,697,638)	(110,336,867)
Total Shareholders' Equity	8,626,750	17,153,971
Total Liabilities and Shareholders' Equity	$ 17,119,546	$ 29,050,343